Goodwill and intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and intangible assets (Abstract)
Goodwill and intangible assets
13.	Goodwill and intangible assets:

Goodwill: Goodwill identified represents the purchase price in excess of the fair value of the identifiable net assets of the acquired business at the date of acquisition. The Company tests for impairment at least annually (as of December 31), or more frequently if impairment indicators arise, using a two step process. The first step identifies potential impairment by comparing the estimated fair value of a reporting unit with its book value including goodwill. If the fair value exceeds the carrying amount, goodwill is not impaired and the second step is not necessary. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied fair value of goodwill is less than the carrying amount, a write-down is recorded.

The goodwill presented in the accompanying consolidated balance sheets is analyzed as follows:

	Year Ended December 31,
	2010	2011
Balance at beginning of period	17,431	37,946
Additions	20,515	-
Balance at end of period	37,946	37,946

The decline in our stock price such that the market capitalization was lower than the consolidated net book value indicated the need for an interim impairment assessment during the year ended December 31, 2011. The Company calculated the fair value using the discounted cash flow method, and determined that the fair value of the reporting unit exceeded the book value of goodwill. The discounted cash flows calculation is subject to management judgment related to revenue growth, capacity utilization, the weighted average cost of capital (WACC), of approximately 7%, and the future price of marine fuel products. No impairment loss was recorded at December 31, 2011.

Intangible assets: The Company has identified finite-lived intangible assets associated with concession agreements acquired with the purchase of the Portland subsidiary, Las Palmas and Panama sites with remaining weighted-average amortization period of 18.1 years and a non-compete covenant acquired with the Verbeke business with remaining amortization period of 4.8 years. The total remaining weighted-average amortization period of finite-lived intangible assets is 16.4 years as of December 31, 2011. The values recorded have been recognized at the date of the acquisition and are amortized on a straight line basis over their useful life.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Concession Agreements
		Concession Agreements	Non-compete covenant	Total
Cost	December 31, 2010	18,297	3,365	21,662
	December 31, 2011	19,797	3,365	23,162
Accumulated Amortization	December 31, 2010	(1,290)	(388)	(1,678)
	December 31, 2011	(2,234)	(905)	(3,139)
NBV	December 31, 2010	17,007	2,977	19,984
	December 31, 2011	17,563	2,460	20,023
Amortization Schedule	2012	988	517	1,505
	2013	988	517	1,505
	2014	988	517	1,505
	2015	988	517	1,505
	2016	988	392	1,380
	Thereafter	12,623	-	12,623